Investments - Short-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	¥ 5,358	$ 822	¥ 6,060	¥ 4,451
Short-term Investments
Schedule of Investments [Line Items]
Investment interest income	¥ 4,700	$ 728	¥ 5,400	¥ 3,900